Note 3 - Vessels, Net (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2020	132,863,067	(16,632,734)	116,230,333
Depreciation for the period	-	(5,001,837)	(5,001,837)
Capitalized expenses	408,974	-	408,974
Sale of vessels	(13,402,114)	4,833,441	(8,568,673)
Balance, September 30, 2020	119,869,927	(16,801,130)	103,068,797